Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Entity Central Index Key	0002108121
Amendment Description	AMENDMENT NO. 2
Document Type	S-1/A
Entity Registrant Name	IONETIX CORPORATION
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true